CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND

          SUPPLEMENT DATED SEPTEMBER 10, 2002 TO CDC NVEST EQUITY FUNDS
                 CLASSES A, B AND C PROSPECTUS DATED MAY 1, 2002
        AS REVISED JULY 1, 2002, AS MAY BE SUPPLEMENTED FROM TIME TO TIME


The Annual Fund Operating Expenses for the CDC Nvest Jurika & Voyles Relative Value Fund (the "Jurika & Voyles Relative Value Fund") as stated in the section entitled, "Fund Fees & Expenses" in the Prospectus are revised to read as follows:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

-------------------------------------------------------------------------------------------------------
                                JURIKA & VOYLES RELATIVE VALUE FUND (2)**
-------------------------------------------------------------------------------------------------------
                                CLASS A                      CLASS B                      CLASS C
------------------------------- ---------------------------- ---------------------------- -------------
Management fees                 0.85%                        0.85%                        0.85%
------------------------------- ---------------------------- ---------------------------- -------------
Distribution and/or service     0.25%                        1.00%*                       1.00%*
   (12b-1) fees
------------------------------- ---------------------------- ---------------------------- -------------
Other expenses                  5.39%                        5.39%                        5.39%
------------------------------- ---------------------------- ---------------------------- -------------
Total annual fund               6.49%                        7.24%                        7.24%
   operating expenses
------------------------------- ---------------------------- ---------------------------- -------------
Fee Waiver and/or               4.99%                        4.99%                        4.99%
   expense reimbursement
------------------------------- ---------------------------- ---------------------------- -------------
Net Expenses                    1.50%                        2.25%                        2.25%
------------------------------- ---------------------------- ---------------------------- -------------

*Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

**Expense information in this table has been restated to reflect current fees and expenses.

(2) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through December 31, 2004.

                                                                      SP174-0902